Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
(the “Fund”)
Supplement dated June 28, 2024 to the
Prospectus and Statement of Additional Information (“SAI”),
dated December 29, 2023, as supplemented to date
Effective immediately, the Fund’s Prospectus and SAI are revised as follows:
The following replaces in its entirety: (1) the third paragraph under the section titled “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” in the Fund’s Prospectus; and (2) the second paragraph under the section titled “Investment Management Approach—Principal Investment Strategies—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” in the Fund’s Prospectus:
In the first step, the individual factor subindex for low volatility (the “ActiveBeta® Low Volatility Factor Subindex”) is created from the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index (the “Reference Index”), a market capitalization-weighted index. Each constituent is assigned a “factor score” based on a specified volatility measurement that is a composite of the inverse of the standard deviation of past 12‑month daily total stock returns and the inverse of market capitalization. Securities with a factor score that is above a fixed “Cut‑off Score” receive an overweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index and securities with a factor score that is below the Cut‑off Score receive an underweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the ActiveBeta® Low Volatility Factor Subindex is determined by the performance of its factor score relative to the fixed “Cut‑off Score.” The Index includes only long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.
The following replaces in its entirety the sixth paragraph under the section titled “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
The Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.

Goldman Sachs ActiveBeta(R) World Low Vol Plus Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF
(the “Fund”)
Supplement dated June 28, 2024 to the
Prospectus and Statement of Additional Information (“SAI”),
dated December 29, 2023, as supplemented to date
Effective immediately, the Fund’s Prospectus and SAI are revised as follows:
The following replaces in its entirety: (1) the third paragraph under the section titled “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” in the Fund’s Prospectus; and (2) the second paragraph under the section titled “Investment Management Approach—Principal Investment Strategies—Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF” in the Fund’s Prospectus:
In the first step, the individual factor subindex for low volatility (the “ActiveBeta® Low Volatility Factor Subindex”) is created from the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index (the “Reference Index”), a market capitalization-weighted index. Each constituent is assigned a “factor score” based on a specified volatility measurement that is a composite of the inverse of the standard deviation of past 12‑month daily total stock returns and the inverse of market capitalization. Securities with a factor score that is above a fixed “Cut‑off Score” receive an overweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index and securities with a factor score that is below the Cut‑off Score receive an underweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the ActiveBeta® Low Volatility Factor Subindex is determined by the performance of its factor score relative to the fixed “Cut‑off Score.” The Index includes only long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero.
The following replaces in its entirety the sixth paragraph under the section titled “Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—Summary—Principal Investment Strategies” in the Fund’s Prospectus:
The Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index.